Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010
Assets:
Cash and cash equivalents	$ 580,224	$ 457,292	$ 619,655	$ 522,870
Liabilities:
Short-term borrowings	103,663	98,801
Short-term borrowings from related parties	14,698	28,013
Noncontrolling interests subject to put provisions	501,968	410,491
Notional amount of foreign currency cash flow hedge derivatives	1,278,764
Notional amount of foreign currency derivative instruments not designated as hedging instruments	2,149,440
Notional amount of interest rate derivatives	2,650,000
Reclassification from accumulated OCI into earnings, time estimate	12 months 18,586
Amount of additional interest expense expected to be reclassified into earnings	19,428
The time period estimated for the anticipated transfer of interest expense into earnings	12 months
Maximum remaining maturity of foreign currency derivatives	44
Maximum remaining maturity of interest rate cash flow hedges	55
Euro Notes [Member]
Liabilities:
Senior Long Term Notes	267,120	258,780
Senior Notes [Member]
Liabilities:
Senior Long Term Notes	4,761,382	2,883,009
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	580,224	457,292
Accounts receivable	3,231,527	2,909,326
Long-term notes receivable	0	234,490
Liabilities:
Accounts Payable	660,066	652,649
Short-term borrowings	103,663	98,801
Short-term borrowings from related parties	14,698	28,013
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	889,054	1,147,209
Senior Credit Agreement	2,772,680	2,795,589
Senior Long Term Notes	267,120	258,780
Noncontrolling interests subject to put provisions	501,968	410,491
Carrying Reported Amount Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes	4,761,382	2,883,009
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	580,224	457,292
Accounts receivable	3,231,527	2,909,326
Long-term notes receivable	0	233,514
Liabilities:
Accounts Payable	660,066	652,649
Short-term borrowings	103,663	98,801
Short-term borrowings from related parties	14,698	28,013
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	889,054	1,147,209
Senior Credit Agreement	2,758,029	2,774,951
Noncontrolling interests subject to put provisions	501,968	410,491
Portion At Fair Value Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes	4,993,598	2,989,307
Portion At Fair Value Fair Value Disclosure [Member] | Senior Notes [Member]
Liabilities:
Senior Long Term Notes	$ 271,855	$ 265,655